Subsidiaries - Schedule of Fair Value of Assets Acquired and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Aug. 14, 2024
Schedule of Fair Value of Assets Acquired and Liabilities [Abstract]
Cash and cash equivalents				$ 20
Trade receivables				138
Fixed assets, net			$ 187	167
Accounts payable				(377)
Loans			(138)	(551)
Intangible assets			3,816	3,601
Goodwill			3,193	3,193
Deferred taxes liabilities, net				(349)
Fair value of assets acquired		$ 166	$ 8,550	5,842
Cash consideration				430
Fair value of issued shares	[1]			4,018
Fair value of issued warrants (see Note 13)				1,394
Liabilities				$ 5,842

[1]	Fair value of issued shares was measured according to the quoted share price.